Reverse Recapitalization (Tables)	12 Months Ended
Dec. 29, 2024
Reverse Recapitalization [Abstract]
Schedule of Reconciles Elements of the Merger	The following table reconciles the elements of the Mergers to the audited consolidated statements of cash flows and the audited consolidated statements of stockholders’ deficit for the year-ended December 31, 2023 (in thousands):
Recapitalization
Cash proceeds from FACT, net of redemptions	$36,539
Cash proceeds from PIPE Financing	12,800
Less: cash payment of FACT transaction costs and underwriting fees	(10,680)
Less: cash payment to FPA investors for rebates and recycled shares	(17,831)
Less: cash payment for Promissory Note	(1,170)
Net cash proceeds upon the closing of the Mergers and PIPE financing	19,658
Less: non-cash net liabilities assumed from FACT	(10,135)
Net contributions from the Mergers and PIPE financing upon closing	$9,523

Schedule of Common Stock Outstanding	The following table presents the number of shares of Company Common Stock outstanding immediately following the consummation of the Mergers:
Recapitalization
FACT Class A Ordinary Shares, outstanding prior to Mergers	34,500,000
FACT Class B Ordinary Shares, outstanding prior to Mergers	8,625,000
Bonus shares issued to sponsor	193,976
Bonus shares issued to PIPE investors	120,000
Bonus shares issued to FPA investors	150,000
Shares issued from PIPE financing	1,690,000
Shares issued from FPA agreements, net of recycled shares	5,558,488
Less: redemption of FACT Class A Ordinary Shares	(31,041,243)
Total shares from the Mergers and PIPE Financing	19,796,221
Legacy Complete Solaria shares	20,034,257
2022 Convertible Note Shares	5,460,075
Shares of Company Common stock immediately after Mergers	45,290,553